Note B - Business Combinations (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 05, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Combination, Acquisition Related Costs		$ 39	$ 930
Assets	$ 950,000	1,026,290	954,640	796,285
Number of Branches	25
Goodwill		$ 7,371	7,801	$ 1,267
Milton Bancorp, Inc [Member]
Business Combination, Number of Common Shares of the Acquiring Entity into Which Common Shares of the Acquired Entity May Be Converted	1,636
Business Combination, Number of Common Shares of the Acquiring Entity into Which Common Shares of the Acquired Entity May Be Converted, Par Value	0
Business Acquisition, Cash Which May Be Paid for the Stock of Acquired Entity	$ 37,219
Business Combination, Exchange of Acquired Entity's Common Shares for Cash or Common Shares of Acquiring Entity, Common Shares Reallocation Percentage	80.00%
Business Acquisition, Number of Issued and Outstanding Common Shares of Acquired Entity	400
Business Combination, Exchange of Acquired Entity's Common Shares for Cash or Common Shares of Acquiring Entity, Cash Reallocation Percentage	20.00%
Business Combination, Number of Acquired Entity Preferred Shares Converted to Receive Cash Payment	1,237
Business Combination, Cash Payment from Conversion of Acquired Preferred Shares	$ 3,600
Business Combination, Consideration Transferred	$ 18,875
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	11,444
Payments to Acquire Businesses, Gross	7,431
Payments to Acquire Businesses, Portion Financed in Borrowed Funds	5,000
Business Combination, Acquisition Related Costs			$ 930
Goodwill	6,534
Business Combination, Acquired Receivable, Fair Value	111,558
Business Combination, Acquired Receivables, Gross Contractual Amount	$ 112,249